united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 04/30/2018

Item 1. Schedule of Investments.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2018

Shares		Value
	COMMON STOCKS - 23.8%
	AEROSPACE/DEFENSE - 0.9%
2,845	Arconic, Inc.	$50,670
224	Boeing Co.	74,717
337	General Dynamics Corp.	67,841
453	Harris Corp.	70,858
265	Huntington Ingalls Industries, Inc.	64,451
352	L3 Technologies, Inc.	68,950
215	Lockheed Martin Corp.	68,980
222	Northrop Grumman Corp.	71,493
361	Raytheon Co.	73,983
548	Rockwell Collins, Inc.	72,632
1,195	Textron, Inc.	74,257
238	TransDigm Group, Inc. *	76,296
538	United Technologies Corp.	64,641
		899,769
	ASSET MANAGEMENT - 0.4%
3,624	Charles Schwab Corp.	201,784
3,256	E*TRADE Financial Corp. *	197,574
		399,358
	BANKING - 1.8%
5,789	Bank of America Corp.	173,207
1,302	BB&T Corp.	68,746
2,450	Citigroup, Inc.	167,261
1,771	Citizens Financial Group, Inc.	73,479
712	Comerica, Inc.	67,341
2,345	Fifth Third Bancorp	77,784
4,930	Huntington Bancshares, Inc.	73,506
1,595	JPMorgan Chase & Co.	173,504
3,685	KeyCorp.	73,405
406	M&T Bank Corp.	74,002
3,636	People's United Financial, Inc.	66,502
487	PNC Financial Services Group, Inc.	70,912
3,672	Regions Financial Corp.	68,666
1,105	SunTrust Banks, Inc.	73,814
285	SVB Financial Group	85,389
3,402	US Bancorp	171,631
3,161	Wells Fargo & Co.	164,246
1,399	Zions Bancorporation	76,595
		1,799,990
	COMMERCIAL SERVICES - 0.9%
5,161	Cintas Corp.	878,918

	CONSUMER PRODUCTS - 0.9%
8,106	Brown-Forman Corp.	454,260
1,979	Constellation Brands, Inc.	461,365
		915,625
	ELECTRICAL EQUIPMENT - 0.4%
4,528	TE Connectivity Ltd.	415,444

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2018

Shares		Value
	GAMING, LODGING & RESTAURANTS - 1.8%
2,359	Carnival Corp.	$148,758
1,953	Hilton Worldwide Holdings, Inc.	153,974
1,151	Marriott International, Inc.	157,319
12,793	MGM Resorts International	401,956
2,842	Norwegian Cruise Line Holdings Ltd. *	151,962
1,277	Royal Caribbean Cruises Ltd.	138,159
1,347	Wyndham Worldwide Corp.	153,841
2,478	Wynn Resorts Ltd.	461,379
		1,767,348
	HARDWARE - 1.9%
749	Apple, Inc.	123,780
17,745	FLIR Systems, Inc.	950,245
7,104	Hewlett Packard Enterprise Co.	121,123
5,684	HP, Inc.	122,149
2,213	NetApp, Inc.	147,341
2,191	Seagate Technology PLC	126,837
1,373	Western Digital Corp.	108,179
4,574	Xerox Corp.	143,852
		1,843,506
	HEALTH CARE FACILITIES & SERVICES - 1.1%
910	Aetna, Inc.	162,936
691	Anthem, Inc.	163,069
1,505	Centene Corp. *	163,413
785	Cigna Corp.	134,879
563	Humana, Inc.	165,623
1,295	IQVIA Holdings, Inc.	124,009
671	UnitedHealth Group, Inc.	158,624
		1,072,553
	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
1,299	Cboe Global Markets, Inc.	138,707
916	CME Group, Inc.	144,435
2,035	Intercontinental Exchange Inc	147,456
3,467	Morgan Stanley	178,967
1,742	Nasdaq, Inc.	153,853
1,997	Raymond James Financial, Inc.	179,231
735	The Goldman Sachs Group, Inc.	175,173
		1,117,822
	MACHINERY - 0.8%
5,721	Deere & Co.	774,223

	MEDIA - 1.3%
139	Alphabet, Inc. - Class A *	141,583
141	Alphabet, Inc. - Class C *	143,443
85	Booking Holdings, Inc.	185,130
1,641	Expedia, Inc.	188,945
859	Facebook, Inc. *	147,748
644	Netflix, Inc. *	201,224
4,297	TripAdvisor, Inc. *	160,794
1,249	VeriSign, Inc. *	146,657
		1,315,524

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2018

Shares		Value
	MEDICAL EQUIPMENT & DEVICES- 0.7%
1,884	Agilent Technologies, Inc.	$123,854
511	Illumina, Inc.	123,115
221	Mettler-Toledo International, Inc.	123,745
1,685	PerkinElmer, Inc.	123,612
587	Thermo Fisher Scientific, Inc.	123,475
656	Waters Corp.	123,597
		741,398
	OIL, GAS & COAL - 1.1%
2,203	Andeavor	304,719
3,037	Marathon Petroleum Corp.	227,501
2,312	Phillips 66	257,349
2,416	Valero Energy Corp.	268,007
		1,057,576
	RETAIL - DISCRETIONARY - 2.2%
124	Amazon.com, Inc. *	194,200
12,726	Best Buy Co., Inc.	973,921
3,615	eBay, Inc. *	136,936
2,530	Home Depot, Inc.	467,544
5,080	Lowe's Cos, Inc.	418,745
		2,191,346
	SEMICONDUCTORS - 2.1%
6,354	Advanced Micro Devices, Inc. *	69,132
907	Analog Devices, Inc.	79,226
5,412	Applied Materials, Inc.	268,814
325	Broadcom Ltd.	74,561
1,466	Intel Corp.	75,675
1,932	IPG Photonics Corp.	411,574
2,749	KLA-Tencor Corp.	279,683
1,482	Lam Research Corp.	274,259
904	Microchip Technology, Inc.	75,629
1,412	Micron Technology, Inc. *	64,924
337	NVIDIA Corp.	75,791
960	Qorvo, Inc. *	64,704
1,180	QUALCOMM, Inc.	60,192
768	Skyworks Solutions, Inc.	66,632
750	Texas Instruments, Inc.	76,072
1,019	Xilinx, Inc.	65,461
		2,082,329
	SOFTWARE - 3.0%
4,409	Activision Blizzard, Inc.	292,537
560	Adobe Systems, Inc. *	124,096
2,076	Akamai Technologies, Inc. *	148,745
759	ANSYS, Inc. *	122,700
876	Autodesk, Inc. *	110,288
5,310	CA, Inc.	184,788
2,970	Cadence Design Systems, Inc. *	118,978
1,189	Citrix Systems, Inc. *	122,360
2,437	Electronic Arts, Inc. *	287,517
638	Intuit, Inc.	117,896
1,089	Micro Focus International PLC - ADR	18,862
1,987	Microsoft Corp.	185,824
3,689	Oracle Corp.	168,477
1,194	Red Hat, Inc. *	194,694
1,004	salesforce.com, Inc. *	121,474
6,806	Symantec Corp.	189,139
1,341	Synopsys, Inc. *	114,669
2,984	Take Two Interactive Software, Inc.	297,535
		2,920,579

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2018

Shares		Value
	SPECIALTY FINANCE - 0.8%
368	Alliance Data Systems Corp.	$74,723
864	Fidelity National Information Services, Inc.	82,054
1,180	Fiserv, Inc. *	83,615
745	Global Payments, Inc.	84,222
466	MasterCard, Inc. - Class A	83,074
1,163	PayPal Holdings, Inc. *	86,771
4,312	The Western Union Co.	85,162
935	Total System Services, Inc.	78,596
690	Visa, Inc. - Class A	87,547
		745,764
	TECHNOLOGY SERVICES - 0.6%
755	Automatic Data Processing, Inc.	89,150
2,412	Conduent, Inc. *	46,937
915	Moody's Corp.	148,413
832	MSCI, Inc.	124,659
1,323	Paychex, Inc.	80,134
776	S&P Global, Inc.	146,354
		635,647

	TOTAL COMMON STOCKS (Cost $18,771,052)	23,574,719

	EXCHANGE TRADED FUNDS - 61.3%
	AUSTRIA - 2.2%
84,417	iShares MSCI Austria Capped ETF	2,128,152

	CHINA - 2.0%
30,056	iShares MSCI China ETF	2,009,244

	CONSERVATIVE ALLOCATION - 3.0%
30,000	Arrow Reserve Capital Management ETF ##	3,009,900

	CORPORATE - 4.0%
46,346	iShares iBoxx $ Investment Grade Corporate Bond ETF	3,971,852

	GLOBAL - 11.2%
370,000	Arrow DWA Country Rotation ETF ##	11,107,400

	GOVERNMENT- 12.9%
153,675	iShares 1-3 Year Treasury Bond ETF	12,796,517

	INDEX RELATED - 4.3%
83,420	SPDR Bloomberg Barclays Convertible Securities ETF	4,291,125

	INFLATION PROTECTED - 5.1%
44,510	iShares TIPS Bond ETF	5,012,271

	ITALY - 2.2%
65,991	iShares MSCI Italy Capped ETF	2,215,318

	JAPAN - 2.1%
33,878	Vanguard Growth ETF	2,054,362

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2018

Shares		Value
	KOREA - 2.1%
27,737	iShares MSCI South Korea Capped ETF	$2,096,917

	LARGE-CAP - 5.1%
35,725	Vanguard Growth ETF	5,082,596

	SMALL-CAP - 5.1%
30,845	Vanguard Small-Cap Growth ETF	5,069,993

	TOTAL EXCHANGE TRADED FUNDS (Cost $58,755,910)	60,845,647

	SHORT-TERM INVESTMENTS - 13.6%
	MONEY MARKET FUNDS - 7.6%
4,612,554	Fidelity Institutional Money Market Fund - Money Market Portfolio - Class I	4,612,554
	to yield 0.98% ^ +
2,864,162	Fidelity Investments Money Market Fund - Money Market Portfolio - Class I	2,864,162
	to yield 1.25% ^ +
Principal ($)
	U.S. TREASURY BILLS - 6.0% **
4,500,000	United States Treasury Bills due 6/21/2018, 0.000% (a)	4,491,429
1,500,000	United States Treasury Bills due 6/21/2018, 0.000% +	1,497,242
		5,988,671

	TOTAL SHORT-TERM INVESTMENT (Cost $13,465,387)	13,465,387

	TOTAL INVESTMENTS - 98.7% (Cost $90,992,349)	$97,885,753
	OTHER ASSETS LESS LIABILITIES - 1.3%	1,263,124
	NET ASSETS - 100.0%	$99,148,877

* Non-Income producing security.
** Zero Coupon Bond.
^ Money market fund; interest rate reflects seven-day effective yield on April 30, 2018.
# Affiliated Fund
## Affiliated Exchange Traded Fund
+ All or a portion of this investment is a holding of the ADWAB Fund Limited.
PLC - Public Limited Company
(a) Pledged as collateral for swap agreements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2018

FUTURES CONTRACTS
Long				Underlying Face	Unrealized
Contracts	Counterparty	Open Long Futures Contracts ++ ^	Expiration	Amount at Value	Gain / (Loss)
34	Goldman Sachs & Co. LLC	Gold 100oz Future	Jun-18	$ 4,485,280	$ (35,490)

Short				Underlying Face	Unrealized
Contracts	Counterparty	Open Short Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
(51)	Goldman Sachs & Co. LLC	Dollar Index	Jun-18	$ (4,673,130)	$ (101,770)

		Net Unrealized Loss from Open Long & Short Futures Contracts			$ (137,260)

++ All of these contracts are holdings of the ADWAB Fund Limited.
^ All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

FINANCIAL INDEX SWAP
Notional Value at April 30,2018	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Depreciation
5,849,622	Dunn WMA Financial Index	Societe Generale, S.A.	0.45% of the Notional Value	Dunn WMA Financial Index program of Dunn Capital Management, LLC. ("Dunn")	Open-Ended Maturity	$(99,670)

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2018

Additional Information — Financial Index Swap Contract

The following table represents the top individual positions and related values within the financial index swap as of April 30, 2018.

Open Long Future Contracts	Description	Expiration	Counterparty	Unrealized Appreciation/ (Depreciation)
9	ASX 200	Jun-18	Societe Generale	$4,047
10	Australian D	Jun-18	Societe Generale	(5,047)
17	B-pounds	Jun-18	Societe Generale	(4,593)
3	CAC 40	May-18	Societe Generale	1,277
21	C-dollar	Jun-18	Societe Generale	(1,224)
4	Dow Jones Mini	Jun-18	Societe Generale	(2,820)
70	Euribor	Dec-19	Societe Generale	2,091
3	FTSE 100	Jun-18	Societe Generale	(257)
13	German Bund	Jun-18	Societe Generale	1,283
2	Hang Seng	May-18	Societe Generale	7,826
17	J-Yen	Jun-18	Societe Generale	(4,718)
74	Mexican Peso	Jun-18	Societe Generale	(9,017)
2	Nasdaq Mini	Jun-18	Societe Generale	(2,632)
1	OSE Nikkei	Jun-18	Societe Generale	(37)
3	S&P 500 mini	Jun-18	Societe Generale	(3,960)
396	Schatz	Jun-18	Societe Generale	2,376
12	The Euro	Jun-18	Societe Generale	(6,155)
2	Toppix	Jun-18	Societe Generale	(27)
6	Tse Jgb	Jun-18	Societe Generale	21
				$(21,566)
Open Short Future Contracts
(26)	10yr AUS Bond	Jun-18	Societe Generale	(10,752)
(281)	2 Year T-Notes	Jun-18	Societe Generale	4,348
(259)	3yr AUS Bond	Jun-18	Societe Generale	(27,004)
(142)	5 year T-Note	Jun-18	Societe Generale	(8,887)
(1)	BOBL	Jun-18	Societe Generale	122
(18)	Euro Stoxx	Jun-18	Societe Generale	(3,915)
(237)	EuroDollars	Dec-19	Societe Generale	2,880
(1)	German Dax	Jun-18	Societe Generale	(631)
(24)	Long Gilt	Jun-18	Societe Generale	(10,984)
(8)	S-Francs	Jun-18	Societe Generale	2,852
(250)	Shrt sterling	Dec-19	Societe Generale	(4,317)
(11)	SP volatility	May-18	Societe Generale	(2,263)
(16)	T-Bonds	Jun-18	Societe Generale	(9,527)
(80)	T-notes 10 year	Jun-18	Societe Generale	(10,051)
				$(78,129)

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2018

COMMODITY INDEX SWAP ++
Notional Value at April 30,2018	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation
5,394,853	Dunn WMA Commodity Index	Societe Generale, S.A.	0.45% of the Notional Value	Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	Open-Ended Maturity	$3,933

	Total Net Unrealized Depreciation on Swap Contracts					$(95,737)

++ All or a portion of these contracts are holdings of the ADWAB Fund Limited.
Additional Information — Commodity Index Swap Contract

The following table represents the top individual positions and related values within the commodity index swap as of April 30, 2018.

Open Long Future Contracts	Description	Expiration	Counterparty	Unrealized Appreciation/ (Depreciation)
20	Bot Soybeans	Jul-18	Societe Generale	$(7,548)
19	Brent Crude	Aug-18	Societe Generale	17,532
29	Cocoa	Jul-18	Societe Generale	(1,724)
3	Copper	Jul-18	Societe Generale	402
10	Cotton	Jul-18	Societe Generale	(3,331)
17	Crude Oil	Jun-18	Societe Generale	8,074
23	Gas Oil	Jun-18	Societe Generale	1,750
6	Gold NY	Jun-18	Societe Generale	(2,304)
17	Heating Oil	Jun-18	Societe Generale	10,824
29	Soybean Meal	Jul-18	Societe Generale	(3,969)
16	Unleaded Gas	Jun-18	Societe Generale	2,073
				$21,779
Open Short Future Contracts
(25)	Bot Corn	Jul-18	Societe Generale	(2,757)
(10)	Bot Wheat	Jul-18	Societe Generale	(6,050)
(15)	Coffee	Jul-18	Societe Generale	(2,024)
(1)	KC Wheat	Jul-18	Societe Generale	(350)
(24)	Lean Hogs	Jun-18	Societe Generale	(750)
(25)	Live Cattle	Jun-18	Societe Generale	8,676
(6)	Natural Gass	Jun-18	Societe Generale	476
(3)	Silver NY	Jul-18	Societe Generale	1,412
(9)	Soybean Oil	Jul-18	Societe Generale	631
(65)	World Sugar	Jul-18	Societe Generale	(17,111)
				$(17,847)

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of April 30, 2018 categorized by risk exposure:
Risk Exposure Category	Unrealized Gain/(Loss) at April 30, 2018
Financial Risk	$(99,670)
Commodity Risk	3,933
Future Contracts	(137,260)
Total	(232,997)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.
Swap Agreements – The Fund is subject to interest price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to interest price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the derivative instruments outstanding as of April 30, 2018 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as April 30, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 23,574,719	$ -	$ -	$ 23,574,719
Exchange Traded Funds	60,845,647	-	-	60,845,647
Money Market Funds	7,476,716		-	7,476,716
U.S. Treasury Bills	-	5,988,671	-	5,988,671
Total	$ 91,897,082	$ 5,988,671	$ -	$ 97,885,753
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts*	$ 95,737	$ -	$ -	$ 95,737
Variation Margin-Open Long Futures Contracts*	35,490	-	-	35,490
Variation Margin-Open Short Futures Contracts*	101,770	-	-	101,770
Total	$ 232,997	$ -	$ -	$ 232,997

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

* Derivative instruments include cumulative net unrealized gain or loss on futures contracts and swaps open as of April 30, 2018.

See Consolidated Portfolio of Investments for investments and derivatives segregated by industry, type and underlying exposure.

Consolidation of Subsidiaries – Arrow DWA Balanced Fund ("ADBF") with ADWAB Fund Limited CFC ("ADB-CFC") – The Consolidated Portfolio of Investments includes the accounts of ADB-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
ADBF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ADBF's investment objectives and policies.
ADB-CFC utilizes commodity based derivative products to facilitate ADBF's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ADBF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ADBF Prospectus.

A summary of the ADBF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at April 30, 2018	% of Fund Net Assets at April 30, 2018
ADB-CFC	12/5/12	$5,324,554	5.37%

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$91,151,098	$7,645,051	$(910,396)	$6,734,655

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2018
Shares		Value
	EXCHANGE TRADED FUNDS - 90.1%
	BROAD MARKET - 9.6%
210,075	iShares Edge MSCI USA Value Factor ETF	$17,297,575

	CONSERVATIVE ALLOCATION - 0.1%
1,400	Arrow Reserve Capital Management ETF +	140,462

	CONSERVATIVE DISCRETIONARY - 9.1%
158,001	Consumer Discretionary Select Sector SPDR Fund	16,384,704

	EMERGING MARKETS - 9.8%
374,709	iShares MSCI Emerging Markets ETF	17,581,346

	FINANCIAL - 10.0%
657,096	Financial Select Sector SPDR ETF	18,037,285

	LARGE-CAP - 21.6%
188,764	iShares Edge MSCI USA Momentum Factor ETF	20,093,928
133,073	Vanguard Growth ETF	18,932,296
		39,026,224
	LATIN AMERICAN REGION - 9.8%
480,661	iShares Latin America 40 ETF	17,635,452

	SMALL-CAP - 9.2%
95,595	iShares S&P Small-Cap 600 Growth ETF	16,676,548

	TECHNOLOGY - 10.9%
300,365	Technology Select Sector SPDR ETF	19,661,893

	TOTAL EXCHANGE TRADED FUNDS (Cost $146,613,716)	162,441,489

	SHORT-TERM INVESTMENT - 8.7%
	MONEY MARKET FUND - 8.7%
15,679,628	Fidelity Investments Money Market Fund - Government Portfolio - Class I	15,679,628
	to yield 1.25% * ++ (Cost $15,679,628)

	TOTAL INVESTMENTS - 98.8% (Cost $162,293,344)	$178,121,117
	OTHER ASSETS LESS LIABILITIES - 1.2%	2,106,815
	NET ASSETS - 100.0%	$180,227,932

* Non-Income producing security.
+ Affiliated company - The Arrow DWA Tactical Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
* Money market fund; interest rate reflects seven-day effective yield on April 30, 2018.
+ Affiliated Exchange Traded Fund
++ All or a portion of this investment is a holding of the ADWAT Fund Limited.

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2018

		FUTURES CONTRACTS
Long				Underlying Face	Unrealized
Contracts	Counterparty	Open Long Futures Contracts ++	Expiration	Amount at Value	Gain / (Loss) +
248	Goldman Sachs & Co. LLC	WTI Crude Future	Jun-18	$17,005,360	$1,078,370
	Net Unrealized Gain from Open Long Futures Contracts				$1,078,370

++ All of this investment is a holding of the ADWAT Fund Limited.
+ The amount represents fair value derivative instruments subject to commodity risk exposure as of April 30, 2018.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the derivative instruments outstanding as of April 30, 2018 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as April 30, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$162,441,489	$ -	$ -	$162,441,489
Short-Term Investment	15,679,628	-	-	15,679,628
Variation Margin-Open Long Futures Contracts*	1,078,370	-	-	1,078,370
Total	$179,199,487	$ -	$ -	$179,199,487

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 2 or Level 3 securities during the period.

* Derivative instruments include cumulative net unrealized gain or loss on futures contracts and swaps open as of April 30, 2018.

See Consolidated Portfolio of Investments for investments and derivatives segregated by industry, type and underlying exposure.

Consolidation of Subsidiaries – Arrow DWA Tactical Fund ("ADTF") with ADWAT Fund Limited CFC ("ADT-CFC") – The Consolidated Portfolio of Investments includes the accounts of ADT-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

ADTF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ADTF's investment objectives and policies.

ADT-CFC utilizes commodity based derivative products to facilitate ADTF's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ADTF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ADTF Prospectus.

A summary of the ADTF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at April 30, 2018	% of Fund Net Assets at April 30, 2018
ADT-CFC	12/12/11	$2,844,397	1.58%

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$162,295,917	$15,864,833	$(39,633)	$15,825,200

Arrow Dynamic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2018

Principal ($)		Value
	CONVERTIBLE BOND - 0.4%
	EXPLORATION & PRODUCTION - 0.4%
171,000	Denbury Resources, Inc., 5.000% due 12/15/2023, 144A (Cost $224,832)	$168,681

	CORPORATE BONDS - 30.5%
	AEROSPACE/DEFENSE - 2.5%
1,000,000	TransDigm, Inc., 6.375% due 6/15/2026	1,005,000

	AUTO PARTS MANUFACTURING - 1.3%
500,000	American Axle & Manufacturing, Inc., 6.625% due 10/15/2022	516,875

	CABLE & SATELLITE - 1.1%
500,000	Altice Luxembourg SA, 7.625% due 2/15/2025, 144A	450,625

	CONSUMER PRODUCTS - 1.2%
500,000	Avon Products, Inc., 7.000% due 3/15/2023	457,500

	CONSUMER SERVICES - 2.5%
1,000,000	APX Group, Inc., 8.750% due 12/1/2020	986,250

	EXPLORATION & PRODUCTION - 3.0%
216,000	Denbury Resources, Inc., 9.250% due 3/1/2022, 144A	225,450
700,000	Everest Acquisition Finance, Inc., 9.375% due 5/1/2024, 144A	535,500
500,000	MEG Energy Corp., 7.000% due 3/31/2024, 144A	448,750
		1,209,700
	HEALTH CARE FACILITIES & SERVICES - 2.4%
500,000	Community Health Systems, Inc., 6.250% due 3/31/2023	456,250
500,000	Tenet Healthcare Corp., 6.750% due 6/15/2023	491,563
		947,813
	LIFE INSURANCE - 1.2%
500,000	Genworth Holdings, Inc., 7.625% due 9/24/2021	470,000

	METALS & MINING - 1.4%
500,000	Allegheny Technologies, Inc., 7.875% due 8/15/2023	541,775

	OIL & GAS SERVICES & EQUIPMENT - 1.1%
500,000	Noble Holding International Ltd., 7.700% due 4/1/2025	447,500

	POWER GENERATION - 2.6%
1,000,000	NRG Energy, Inc., 6.625% due 1/15/2027, 144A	1,028,750

	PROPERTY & CASUALTY INSURANCE - 1.3%
500,000	HUB International Ltd., 7.875% due 10/1/2021,144A	521,100

	PUBLISHING & BROADCASTING - 3.5%
500,000	CBS Radio, Inc., 7.250% due 11/1/2024, 144A	507,500
500,000	Clear Channel Worldwide Holdings, Inc., 7.625% due 3/15/2020	501,250
500,000	iHeartCommunications, Inc., 9.000% due 3/1/2021	398,750
		1,407,500
	SOFTWARE & SERVICES - 1.4%
500,000	Solera Finance, Inc., 10.500% due 3/1/2024, 144A	556,250

Arrow Dynamic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2018

Principal ($)		Value
	TRAVEL & LODGING - 1.3%
500,000	Diamond Resorts International, Inc., 7.750% due 9/1/2023, 144A	$538,750

	TELECOMMUNICATIONS - 2.7%
500,000	Frontier Communications Corp., 7.625% due 4/15/2024	328,750
500,000	Intelsat Jackson Holdings SA, 7.500% due 4/1/2021	473,125
500,000	Windstream Services LLC, 6.375% due 8/1/2023	292,500
		1,094,375

	TOTAL CORPORATE BONDS (Cost $12,781,635)	12,179,763

Shares
	EXCHANGE TRADED FUNDS - 40.7%
	CONSERVATIVE ALLOCATION - 35.7%
141,877	Arrow Reserve Capital Management ETF +	14,234,497

	CORPORATE - 5.0%
79,667	VanEck Vectors International High Yield Bond ETF	2,003,370

	TOTAL EXCHANGE TRADED FUNDS (Cost $16,230,383)	16,237,867

	SHORT-TERM INVESTMENTS - 34.5%
	MONEY MARKET FUND - 22.0%
8,796,931	Fidelity Investments Money Market Fund - Government Portfolio - Class I	8,796,931
	to yield 0.98% *
Principal ($)
	U.S. TREASURY BILL - 12.5% ^
5,000,000	United States Treasury Bill due 6/21/2018, 0.000% **	4,988,308

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,785,239)	13,785,239

	TOTAL INVESTMENTS - 106.1% (Cost $43,022,089)	$42,371,550
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.1%)	(2,454,509)
	NET ASSETS - 100.0%	$39,917,041

* Money market fund; interest rate reflects seven-day effective yield on April 30, 2018.
** Interest rate represents discount rate at time of purchase.
LLC - Limited Liability Corporation
+ Affiliated Exchange Traded Fund
^ Zero Coupon Bonds
144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At April 30, 2018 144A securities amounted to $ 4,981,356 or 12.48% of net assets

Arrow Dynamic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2018

		FUTURES CONTRACT
Long				Underlying Face	Unrealized
Contracts	Counterparty	Open Long Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
70	Goldman Sachs & Co. LLC	US Ultra Bond CBT	Jun-18	$10,998,750	$89,344
	Net Unrealized Gain from Long Futures Contracts				$89,344

BASKET SWAP CONTRACT ^
Notional Value at April 30, 2018	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation
5,679,888	Long Custom Financial Futures Index Swap	Deutsche Bank AG	0.70% of the Notional Value	Long Custom Financial Futures Index vs. the depreciation of the Index	Open-Ended Maturity	$92,181

Additional Information — Basket Swap Contract
The following table represents the top individual positions and related values within the total return basket swap as of April 30, 2018.
Open Long Future Contracts	Description	Expiration	Counterparty	Unrealized Appreciation
70	Ultra Long-Term T Bond Future	Jun-18	Deutsche Bank AG	$92,181

CREDIT DEFAULT SWAP CONTRACT ^
Notional Value at April 30, 2018 (3)	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Depreciation (2)
7,600,000	Exchange Traded Credit Default Swap to Sell Protection (1) - CDX.NA.HY.30 Index	Goldman Sachs	5.00% of the Notional Value	N/A	6/20/2023	$(23,515)

		Total Net Unrealized Appreciation on Swap Contracts				$68,666

^ All collateral for open future/swap contracts consists of cash included as Deposits with brokers on the Statement of Assets and Liabilities.

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

(2) Consists of premium received of $547,498 and current liability value of $571,013. The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of April 30, 2018 categorized by risk exposure:
Risk Exposure Category	Unrealized Gain/(Loss) at April 30, 2018
Credit Default Swap	$(23,515)
Futures Contracts	89,344
Interest Rate Contract	92,181
Total	$158,010

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.
Swap Agreements – The Fund is subject to interest price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to interest price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The notional value of the derivative instruments outstanding as of April 30, 2018 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as April 30, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$12,179,763	$ -	$12,179,763
Convertible Bonds		168,681	-	168,681
Exchange Traded Fund	16,237,867	-	-	16,237,867
Money Market Fund	8,796,931	-	-	8,796,931
U.S. Treasury	-	4,988,308	-	4,988,308
Open Swap Contracts *	92,181	-	-	92,181
Open Swap Contract*	89,344	-	-	89,344
Total	$ 25,216,323	$ 17,336,752	$ -	$ 42,553,075
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin- Open Short Future Contract *	$ 23,515	$ -	$ -	$ 23,515
Total	$ 23,515	$ -	$ -	$ 23,515

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

See Portfolio of Investments for investments and derivatives segregated by industry, type and underlying exposure.

* Derivative instruments include cumulative net unrealized gain or loss on futures contracts and swaps open as of April 30, 2018.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$43,046,105	$234,037	$(908,592)	$(674,555)

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2018
Shares		Value
	EXCHANGE TRADED FUND - 43.1%
	CONSERVATIVE ALLOCATION - 43.1%
551,910	Arrow Reserve Capital Management ETF + (Cost $55,296,520)	$55,373,153

	SHORT-TERM INVESTMENTS - 57.8%
	MONEY MARKET FUND - 17.0%
21,760,225	Fidelity Investments Money Market Fund - Government Portfolio - Class I	21,760,225
	to yield 0.98% ** ++

Principal ($)
	U.S. TREASURY BILL - 40.8% ^
52,500,000	United States Treasury Bills due 6/21/2018, 0.000% * ++ (a)	52,404,672

	TOTAL SHORT-TERM INVESTMENTS (Cost $74,164,897)	74,164,897

	TOTAL INVESTMENTS - 100.9% (Cost $129,461,417)	$129,538,050
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%	(1,104,010)
	NET ASSETS - 100.0%	$128,434,040

^ Zero Coupon Bonds
* Interest rate represents discount rate at time of purchase.
** Money market fund; interest rate reflects seven-day effective yield on April 30 2018.
+ Affiliated Exchange Traded Fund
++ All or a portion of this investment is a holding of the Arrow MFS Fund Limited.
(a) Pledged as collateral for swap agreements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2018

FINANCIAL INDEX SWAP
Notional Value at April 30, 2018	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Depreciation
57,221,365	Dunn WMA Financials Index	Societe Generale, S.A.	0.50% of the Notional Value	Investment returns of WMA program of Dunn Capital Management, LLC.	Open-Ended Maturity	$(974,977)

Additional Information — Financial Index Swap Contract

The following table represents the top individual positions and related values within the financial index swap as of April 30, 2018.

Open Long Future Contracts	Description	Expiration	Counterparty	Unrealized Appreciation/ (Depreciation)
89	ASX 200	Jun-18	Societe Generale	$39,585
99	Australian D	Jun-18	Societe Generale	(49,366)
161	B-pounds	Jun-18	Societe Generale	(44,926)
28	CAC 40	May-18	Societe Generale	12,488
206	C-dollar	Jun-18	Societe Generale	(11,971)
36	Dow Jones Mini	Jun-18	Societe Generale	(27,580)
681	Euribor	Dec-19	Societe Generale	20,459
32	FTSE 100	Jun-18	Societe Generale	(2,510)
126	German Bund	Jun-18	Societe Generale	12,548
20	Hang Seng	May-18	Societe Generale	76,551
168	J-Yen	Jun-18	Societe Generale	(46,157)
719	Mexican Peso	Jun-18	Societe Generale	(88,206)
23	Nasdaq Mini	Jun-18	Societe Generale	(25,743)
13	OSE Nikkei	Jun-18	Societe Generale	(364)
32	S&P 500 mini	Jun-18	Societe Generale	(38,740)
3,872	Schatz	Jun-18	Societe Generale	23,246
119	The Euro	Jun-18	Societe Generale	(60,205)
15	Toppix	Jun-18	Societe Generale	(260)
54	Tse Jgb	Jun-18	Societe Generale	204
				$(210,947)
Open Short Future Contracts
(256)	10yr AUS Bond	Jun-18	Societe Generale	(105,176)
(2,744)	2yr T-Notes	Jun-18	Societe Generale	42,536
(2,538)	3yr AUS Bond	Jun-18	Societe Generale	(264,159)
(1,385)	5yr T-Note	Jun-18	Societe Generale	(86,932)
(8)	BOBL	Jun-18	Societe Generale	1,196
(171)	Euro Stoxx	Jun-18	Societe Generale	(38,292)
(2,316)	EuroDollars	Dec-19	Societe Generale	28,176
(15)	German Dax	Jun-18	Societe Generale	(6,173)
(236)	Long Gilt	Jun-18	Societe Generale	(107,444)
(74)	S-Francs	Jun-18	Societe Generale	27,903
(2,445)	Shrt sterling	Dec-19	Societe Generale	(42,230)
(108)	SP volatility	May-18	Societe Generale	(22,136)
(157)	T-Bonds	Jun-18	Societe Generale	(93,192)
(787)	T-notes 10yr	Jun-18	Societe Generale	(98,324)
				$(764,247)

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2018

COMMODITY INDEX SWAP ++
Notional Value at April 30, 2018	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation
71,642,453	Dunn WMA Commodity Index	Societe Generale, S.A.	0.50% of the Notional Value	Investment returns of WMA program of Dunn Capital Management, LLC.	Open-Ended Maturity	$52,234

		Total Net Unrealized Depreciation on Swap Contract				$(922,743)
Additional Information — Commodity Index Swap Contract

The following table represents the top 50 individual positions and related values within the commodity index swap as of April 30, 2018.

Open Long Future Contracts	Description	Expiration	Counterparty	Unrealized Appreciation/ (Depreciation)
262	Bot Soybeans	Jul-18	Societe Generale	$(100,240)
253	Brent Crude	Aug-18	Societe Generale	232,847
384	Cocoa	Jul-18	Societe Generale	(22,894)
45	Copper	Jul-18	Societe Generale	5,339
132	Cotton	Jul-18	Societe Generale	(44,239)
229	Crude Oil	Jun-18	Societe Generale	107,232
302	Gas Oil	Jun-18	Societe Generale	23,239
73	Gold NY	Jun-18	Societe Generale	(30,605)
229	Heating Oil	Jun-18	Societe Generale	143,758
390	Soybean Meal	Jul-18	Societe Generale	(52,715)
217	Unleaded Gas	Jun-18	Societe Generale	27,536
				$289,258
Open Short Future Contracts
(325)	Bot Corn	Jul-18	Societe Generale	(36,618)
(134)	Bot Wheat	Jul-18	Societe Generale	(80,350)
(193)	Coffee	Jul-18	Societe Generale	(26,879)
(11)	KC Wheat	Jul-18	Societe Generale	(4,645)
(319)	Lean Hogs	Jun-18	Societe Generale	(9,963)
(335)	Live Cattle	Jun-18	Societe Generale	115,227
(79)	Natural Gass	Jun-18	Societe Generale	6,324
(39)	Silver NY	Jul-18	Societe Generale	18,748
(126)	Soybean Oil	Jul-18	Societe Generale	8,380
(870)	World Sugar	Jul-18	Societe Generale	(227,246)
				$(237,022)

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of April 30, 2018 categorized by risk exposure:

Risk Exposure Category	Unrealized Gain/(Loss) at April 30, 2018
Mixed; Interest rate, credit, foreign exchange and equity contracts	$ (974,977)
Commodity Risk	52,234
Total	$ (922,743)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Swap Agreements – The Fund is subject to interest price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to interest price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

The notional value of the derivative instruments outstanding as of April 30, 2018 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as April 30, 2018 for the Fund’s assets and liabilities measured at fair value:
Assets	Level 1	Level 2	Level 3	Total
Short-Term Investment	$ 21,760,225	$ -	$ -	$ 21,760,225
U.S. Treasury Bill	-	52,404,672	-	52,404,672
Open Swap Contracts*	52,234	-	-
Total	$ 21,760,225	$ 52,404,672	$ -	$ 74,164,897
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts *	$ 922,743	$ -	$ -	$ 922,743
Total	$ 922,743	$ -	$ -	$ 922,743

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

See Consolidated Portfolio of Investments for investments and derivatives segregated by industry, type and underlying exposure.

* Derivative instruments include cumulative net unrealized gain or loss on swaps open as of April 30, 2018.

Consolidation of Subsidiaries – Arrow Managed Futures Strategy Fund ("AMFSF") with Arrow MFT Fund Limited ("AMFS-CFC") – The Consolidated Portfolio of Investments includes the accounts of AMFS-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

AMFSF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with AMFTF's investment objectives and policies.

AMFSF-CFC utilizes commodity based derivative products to facilitate AMFSF's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, AMFTF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the AMFTF Prospectus.
A summary of the AMFTF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at April 30, 2018	% of Fund Net Assets at April 30, 2018
AMFSF-CFC	11/6/09	$30,669,696	23.88%

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$129,620,166	$76,633	$(158,749)	$(82,116)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 06/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 06/28/2018

By (Signature and Title)

*/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 06/28/2018